Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017
Total property and equipment	$ 735,000	$ 488,000
Accumulated depreciation	(66,000)	(45,000)
Property and equipment, net	669,000	443,000
Theme Park Project-Under Construction [Member]
Total property and equipment	454,000	250,000
Computers and Equipment [Member]
Total property and equipment	223,000	184,000
Furniture and Fittings [Member]
Total property and equipment	26,000	24,000
Leasehold Improvement [Member]
Total property and equipment	$ 32,000	$ 30,000